Condensed Consolidating Financial Information (Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Change in cash classified as discontinued operations	$ 0	$ 37,527	$ (3,120)
Cash flows from operating activities
Net cash from operating activities	325,751	289,898	229,219
Cash flows from investing activities
Capital expenditures	(131,170)	(137,751)	(122,163)
Proceeds from sale of Echelon, net	0	0	343,750
Investments in and advances to unconsolidated subsidiaries, net	0	(153)	(4,335)
Net Investing Activity with Affiliates	0	0	0
Proceeds from Equity Method Investment, Dividends or Distributions	0	0	0
Payments to (Proceeds from) Combined Other Investing Activities	4,528
Proceeds from sale of other assets, net	0	0	4,875
Cash paid for exercise of LVE option	0	0	(187,000)
Other investing activities	4,528	(5,912)	(1,277)
Net cash provided by (used in) investing activities	(126,642)	(143,510)	33,850
Cash flows from financing activities
Borrowings under bank credit facility	1,379,000	1,147,800	3,275,375
Payments under bank credit facility	(1,636,350)	(1,287,850)	(3,334,750)
Debt financing costs, net	(14,004)	(83)	(34,637)
Payments under note payable	0	(9)	(10,820)
Payments on Retirements of Long-term Debt	(657,813)	0	(459,278)
Premium and consent fees paid	(24,246)	0	0
Proceeds from Contributions from Parent			0
Net Financing Activity with Affiliates	0	0	0
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	0	0	0
Share-based compensation activities, net	3,689	1,791	13,752
Proceeds from sale of common stock, net	0	0	216,467
Proceeds from (Payments for) Other Financing Activities	0	30	(2,095)
Net cash provided by (used in) financing activities	(199,724)	(138,321)	(335,986)
Proceeds from Issuance of Senior Long-term Debt	750,000	0	0
Cash flows from operating activities	14,095	32,961	45,672
Cash flows from investing activities	0	(36,470)	42,479
Cash flows from financing activities	0	(37,055)	(30,224)
Net cash provided by (used in) discontinued operations	14,095	(40,564)	57,927
Change in cash and cash equivalents	13,480	(32,497)	(14,990)
Cash and cash equivalents, beginning of period	145,341	140,311	158,421
Cash and cash equivalents, end of period	158,821	145,341	140,311
Boyd
Condensed Financial Statements, Captions [Line Items]
Change in cash classified as discontinued operations		0	0
Cash flows from operating activities
Net cash from operating activities	102,080	(39,524)	(229,447)
Cash flows from investing activities
Capital expenditures	(48,591)	(43,164)	(44,985)
Proceeds from sale of Echelon, net	0	0	343,750
Investments in and advances to unconsolidated subsidiaries, net	0	0	(2,400)
Net Investing Activity with Affiliates	0	0	0
Proceeds from Equity Method Investment, Dividends or Distributions	11,200	5,300	9,620
Payments to (Proceeds from) Combined Other Investing Activities	3,292
Proceeds from sale of other assets, net	0	0	4,875
Cash paid for exercise of LVE option	0	0	(187,000)
Other investing activities		0	0
Net cash provided by (used in) investing activities	(34,099)	(37,864)	123,860
Cash flows from financing activities
Borrowings under bank credit facility	1,033,500	830,400	2,920,675
Payments under bank credit facility	(1,211,200)	(910,700)	(2,927,800)
Debt financing costs, net	(14,004)	(83)	(24,349)
Payments under note payable	0	0	(10,341)
Payments on Retirements of Long-term Debt	(500,000)	0	(459,278)
Premium and consent fees paid	(24,246)	0	0
Proceeds from Contributions from Parent			0
Net Financing Activity with Affiliates	(105,720)	155,952	376,036
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	0	0	0
Share-based compensation activities, net	3,689	1,791	13,752
Proceeds from sale of common stock, net	0	0	216,467
Proceeds from (Payments for) Other Financing Activities	0	30	(2,095)
Net cash provided by (used in) financing activities	(67,981)	77,390	103,067
Proceeds from Issuance of Senior Long-term Debt	750,000	0	0
Cash flows from operating activities	0	0	0
Cash flows from investing activities	0	0	0
Cash flows from financing activities	0	0	0
Net cash provided by (used in) discontinued operations	0	0	0
Change in cash and cash equivalents	0	2	(2,520)
Cash and cash equivalents, beginning of period	2	0	2,520
Cash and cash equivalents, end of period	2	2	0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Change in cash classified as discontinued operations		0	0
Cash flows from operating activities
Net cash from operating activities	237,041	323,402	508,045
Cash flows from investing activities
Capital expenditures	(82,392)	(94,442)	(76,941)
Proceeds from sale of Echelon, net			0
Investments in and advances to unconsolidated subsidiaries, net		0	0
Net Investing Activity with Affiliates	(66,691)	(158,791)	(377,752)
Proceeds from Equity Method Investment, Dividends or Distributions	0	0	0
Payments to (Proceeds from) Combined Other Investing Activities	1,236
Proceeds from sale of other assets, net			0
Cash paid for exercise of LVE option			0
Other investing activities		(670)	3,433
Net cash provided by (used in) investing activities	(147,847)	(253,903)	(451,260)
Cash flows from financing activities
Borrowings under bank credit facility	345,500	317,400	354,700
Payments under bank credit facility	(425,150)	(377,150)	(406,950)
Debt financing costs, net	0	0	(10,288)
Payments under note payable		(9)	(479)
Payments on Retirements of Long-term Debt	(3)		0
Premium and consent fees paid	0
Proceeds from Contributions from Parent			2,400
Net Financing Activity with Affiliates	0	0	0
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	(11,100)	(5,200)	(9,500)
Share-based compensation activities, net	0	0	0
Proceeds from sale of common stock, net			0
Proceeds from (Payments for) Other Financing Activities		0	0
Net cash provided by (used in) financing activities	(90,753)	(64,959)	(70,117)
Proceeds from Issuance of Senior Long-term Debt	0
Cash flows from operating activities	14,095	1,419	0
Cash flows from investing activities	0	0	0
Cash flows from financing activities	0	0	0
Net cash provided by (used in) discontinued operations	14,095	1,419	0
Change in cash and cash equivalents	12,536	5,959	(13,332)
Cash and cash equivalents, beginning of period	143,580	137,621	150,953
Cash and cash equivalents, end of period	156,116	143,580	137,621
Non-Guarantor Subsidiaries (100% Owned)
Condensed Financial Statements, Captions [Line Items]
Change in cash classified as discontinued operations		0	283
Cash flows from operating activities
Net cash from operating activities	(13,085)	1,847	(53,638)
Cash flows from investing activities
Capital expenditures	(187)	(145)	(237)
Proceeds from sale of Echelon, net			0
Investments in and advances to unconsolidated subsidiaries, net		0	0
Net Investing Activity with Affiliates	0	0	2,001
Proceeds from Equity Method Investment, Dividends or Distributions	0	0	0
Payments to (Proceeds from) Combined Other Investing Activities	0
Proceeds from sale of other assets, net			0
Cash paid for exercise of LVE option			0
Other investing activities		(5,242)	(4,686)
Net cash provided by (used in) investing activities	(187)	(5,387)	(2,922)
Cash flows from financing activities
Borrowings under bank credit facility	0	0	0
Payments under bank credit facility	0	0	0
Debt financing costs, net	0	0	0
Payments under note payable		0
Payments on Retirements of Long-term Debt	(157,810)		0
Premium and consent fees paid	0
Proceeds from Contributions from Parent			0
Net Financing Activity with Affiliates	172,124	2,590	0
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	(100)	(100)	(120)
Share-based compensation activities, net	0	0	0
Proceeds from sale of common stock, net			0
Proceeds from (Payments for) Other Financing Activities		0	0
Net cash provided by (used in) financing activities	14,214	2,490	(120)
Proceeds from Issuance of Senior Long-term Debt	0
Cash flows from operating activities	0	0	(2,144)
Cash flows from investing activities	0	0	56,751
Cash flows from financing activities	0	0	0
Net cash provided by (used in) discontinued operations	0	0	54,607
Change in cash and cash equivalents	942	(1,050)	(2,073)
Cash and cash equivalents, beginning of period	1,540	2,590	4,380
Cash and cash equivalents, end of period	2,482	1,540	2,590
Non-Guarantor Subsidiaries (Not 100% Owned)
Condensed Financial Statements, Captions [Line Items]
Change in cash classified as discontinued operations		37,527	(3,403)
Cash flows from operating activities
Net cash from operating activities	(76)	4,290	3,932
Cash flows from investing activities
Capital expenditures	0	0	0
Proceeds from sale of Echelon, net			0
Investments in and advances to unconsolidated subsidiaries, net		(153)	(4,335)
Net Investing Activity with Affiliates	0	0	42
Proceeds from Equity Method Investment, Dividends or Distributions	0	0	0
Payments to (Proceeds from) Combined Other Investing Activities	0
Proceeds from sale of other assets, net			0
Cash paid for exercise of LVE option			0
Other investing activities		0	(24)
Net cash provided by (used in) investing activities	0	153	(4,317)
Cash flows from financing activities
Borrowings under bank credit facility	0	0	0
Payments under bank credit facility	0	0	0
Debt financing costs, net	0	0	0
Payments under note payable		0	0
Payments on Retirements of Long-term Debt	0		0
Premium and consent fees paid	0
Proceeds from Contributions from Parent			0
Net Financing Activity with Affiliates	78	132	0
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	0	0	0
Share-based compensation activities, net	0	0	0
Proceeds from sale of common stock, net			0
Proceeds from (Payments for) Other Financing Activities		0	0
Net cash provided by (used in) financing activities	78	132	0
Proceeds from Issuance of Senior Long-term Debt	0
Cash flows from operating activities	0	31,542	47,816
Cash flows from investing activities	0	(36,470)	(14,272)
Cash flows from financing activities	0	(37,055)	(30,224)
Net cash provided by (used in) discontinued operations	0	(41,983)	3,320
Change in cash and cash equivalents	2	(37,408)	2,935
Cash and cash equivalents, beginning of period	219	100	568
Cash and cash equivalents, end of period	221	219	100
Eliminations
Condensed Financial Statements, Captions [Line Items]
Change in cash classified as discontinued operations		0	0
Cash flows from operating activities
Net cash from operating activities	(209)	(117)	327
Cash flows from investing activities
Capital expenditures	0	0	0
Proceeds from sale of Echelon, net			0
Investments in and advances to unconsolidated subsidiaries, net		0	(2,400)
Net Investing Activity with Affiliates	66,691	158,791	375,709
Proceeds from Equity Method Investment, Dividends or Distributions	(11,200)	(5,300)	(9,620)
Payments to (Proceeds from) Combined Other Investing Activities	0
Proceeds from sale of other assets, net			0
Cash paid for exercise of LVE option			0
Other investing activities		0	0
Net cash provided by (used in) investing activities	55,491	153,491	368,489
Cash flows from financing activities
Borrowings under bank credit facility	0	0	0
Payments under bank credit facility	0	0	0
Debt financing costs, net	0	0	0
Payments under note payable		0	0
Payments on Retirements of Long-term Debt	0		0
Premium and consent fees paid	0
Proceeds from Contributions from Parent			(2,400)
Net Financing Activity with Affiliates	(66,482)	(158,674)	(376,036)
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries		(5,300)	(9,620)
Share-based compensation activities, net	0	0	0
Proceeds from sale of common stock, net			0
Proceeds from (Payments for) Other Financing Activities		0	0
Net cash provided by (used in) financing activities	(55,282)	(153,374)	(368,816)
Proceeds from Issuance of Senior Long-term Debt	0
Cash flows from operating activities	0	0	0
Cash flows from investing activities	0	0	0
Cash flows from financing activities	0	0	0
Net cash provided by (used in) discontinued operations	0	0	0
Change in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0